International Bancshares Corporation (Parent Company Only) Financial Information Statements of Cash Flows (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Operating activities:
Net income	$ 133,932	$ 136,726	$ 153,151
Adjustments to reconcile net income to net cash provided by operating activities:
Impairment charges on available for sale securities	354	954	817
Stock compensation expense	1,082	1,172	1,058
Increase (decrease) in other liabilities	(7,705)	(6,567)	(7,482)
Net cash provided by operating activities	203,220	203,649	193,037
Investing activities:
Principal collected on mortgage-backed securities	919,594	854,736	787,361
Net cash (used in) provided by investing activities	(137,763)	373,225	(90,399)
Financing activities:
Repayments of Long-term Debt	1,000	14,000	15,310
Proceeds from stock transactions	549	1,370	555
Payments of cash dividends - common	(39,569)	(38,515)	(34,762)
Purchase of treasury stock	(7,966)	(6,678)	(18,923)
Net cash used in financing activities	(69,312)	(558,967)	(122,277)
(Decrease) increase in cash and cash equivalents	(3,855)	17,907	(19,639)
Cash and cash equivalents at beginning of period	273,053	255,146	274,785
Cash and cash equivalents at end of period	269,198	273,053	255,146
Parent Company
Operating activities:
Net income	133,932	136,726	153,151
Adjustments to reconcile net income to net cash provided by operating activities:
Impairment charges on available for sale securities	112	385	254
Stock compensation expense	1,082	1,172	1,058
Increase (decrease) in other liabilities	3,901	(1,998)	416
Equity in undistributed net income of subsidiaries	(48,833)	(83,486)	(79,695)
Net cash provided by operating activities	90,194	52,799	75,184
Investing activities:
Principal collected on mortgage-backed securities	1,105	474	1,301
Net decrease in notes receivable	99	105	109
Increase in other assets and other investments	(27,834)	(1,830)	(7,008)
Net cash (used in) provided by investing activities	(26,630)	(1,251)	(5,598)
Financing activities:
Repayments of Long-term Debt	1,000	14,000	15,310
Proceeds from stock transactions	549	1,370	555
Payments of cash dividends - common	(39,569)	(38,515)	(34,762)
Purchase of treasury stock	(7,966)	(6,678)	(18,923)
Net cash used in financing activities	(47,986)	(57,823)	(68,440)
(Decrease) increase in cash and cash equivalents	15,578	(6,275)	1,146
Cash and cash equivalents at beginning of period	2,977	9,252	8,106
Cash and cash equivalents at end of period	$ 18,555	$ 2,977	$ 9,252